RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 14:-	RELATED PARTY TRANSACTIONS

a.	On October 1, 2001, the Company entered into a consulting agreement with a company owned by a former Chairman of the Board of Directors, who also was one of the co-founders of the Company.

In consideration of these consulting services, the Company has undertaken to pay $10.5 per month plus motor vehicle expenses. In addition the Company was required to pay $1.5 per month as a director’s fee. During 2009 the Company paid in cash $32, pursuant to this agreement. Regarding the partial payment in options during 2009, see Note 14d below and regarding debt extinguishment during 2010, see Note 14e below.

On July 8, 2010, the Board of Directors accepted the resignation from the board of directors of the Chairman of the Board of Directors, effective July 25, 2010. The Company recorded during 2010 an expense of $75 related to the former consulting agreement. In addition, on July 8, 2010, the Company entered into a Services Agreement with the former Chairman of the Board of Directors and as of that date one of the Company’s major shareholders (the “Service Provider”), effective immediately, pursuant to which the parties terminated the former consulting agreement and agreed that the Service Provider will provide the Company with ongoing consulting services as may be reasonably required by the Company, for a consideration of 2% of the Company’s gross receipts from a major customer and indemnification of reasonable costs and expenses incurred by the Service Provider.

During 2011 and 2010, the Company recorded an expense of $130 and $83, respectively, in accordance with the Services Agreement.

b.	On October 1, 2001, the Company entered into a consulting agreement with a company owned by a former member of the Company's Board of Directors, who was one of the Company's co-founders and a principal shareholder. On January 13 2005, the General Shareholders Meeting approved, inter-alia, the following amendments to the consulting agreement:

•	As of the date of the approval of the General Shareholders Meeting, the consideration shall be an amount of $7 per month.

•	Upon the termination of the car lease agreement in March 2005, to increase the car lease, to a price of up to NIS 4,200 (approximately $1.1 as of December 31, 2011), (excluding tax) per month.

In addition, the Company was required to pay $1.5 per month as a director’s fee.

During 2009 the Company paid in cash $22 pursuant to this agreement. Regarding the partial payment in options during 2009, see below Note 14d and regarding debt extinguishment during 2010 see Note 14e below.

On July 8, 2010, the Board of Directors accepted the resignation from the board of directors of the member of the Company's Board of Directors, effective immediately. The Company recorded during 2010 an expense of $53 related to the former consulting agreement. In addition, on July 8, 2010, the Company entered into a Services Agreement with the former member of the Board of Directors and as of that date one of the Company’s major shareholders (the “Service Provider”), effective immediately, pursuant to which the parties terminated the former consulting agreement and agreed that the Service Provider will provide the Company with management services with respect to the Company’s certain project for a consideration of (i) a monthly fee of $3, (ii) indemnification of reasonable costs and expenses incurred by the Service Provider, and (iii) the Company will provide the Service Provider with a cellular phone and an automobile. The Company shall also grant the Service Provider options to purchase up to 50,000 ordinary shares of the Company according to terms to be determined by the Board of Directors, which terms have not yet been determined by the date of approval of the financial statements.

During 2011 and 2010, the Company recorded an expense of $63 and $38, respectively, in accordance with the Services Agreement.

c.	On October 1, 2001, the Company entered into a consulting agreement with a company owned by one of the co-founders of the Company.

In consideration for these services, the Company was required to pay $4.6 per month plus motor vehicle expenses. During 2009 the Company paid in cash $15 pursuant to this agreement. Regarding the partial payment in options during 2009, see Note 14d below and regarding debt extinguishment during 2010 see Note 14e below.

The Company recorded during 2010 an expense of $37 related to the former consulting agreement. On July 8, 2010, the Company entered into a Services Agreement with the co-founder of the Company and as of that date one of the Company’s major shareholders (the “Service Provider”), effective immediately, pursuant to which the parties terminated the former consulting agreement and agreed that the Service Provider will provide the Company with ongoing consulting services as may be reasonably required by the Company for a consideration of a monthly fee of $3 and indemnification of reasonable costs and expenses incurred by the Service Provider in connection with the services. The Company shall also grant the Service Provider options to purchase up to 100,000 ordinary shares of the Company according to terms that will be determined by the Board of Directors, which terms have not yet been determined by the date of approval of the financial statements.

During 2011 and 2010, the Company recorded an expense of $39 and $21, respectively, in accordance with the Services Agreement.

d.	On December 21, 2008, the Special General Meeting of Shareholders approved that as part of a cost cutting plan, all of the Company's non-external directors, will join a temporary arrangement pursuant to which the remuneration payable to them shall be paid in fully vested options to purchase shares of the Company instead of in cash, effective October 1, 2008, for a minimum period of three months, with an option to the Company to extend it from time to time for additional consecutive periods of up to twelve (12) months in the aggregate. During 2009, an aggregated number of options to purchase up to 478,543 of the Company’s ordinary shares were granted to the Company’s non-external directors as part of the cost cutting plan. The options have an exercise price of 0.0582235 NIS per share, vesting immediately, and will expire after ten years.

e.	As part of the debt extinguishment plan of the Company (see also Note 1d) and in accordance with their Services Agreement, the abovementioned Service Providers agreed to a partial forgiveness of the debts due to them under the former consulting agreements accrued from October 1, 2009 until July 8, 2010 which total amount was $245 and agreed to repayment in 1,083,071 warrants to purchase ordinary shares of the Company as consideration for the entire debts due. The fair value of the warrants was estimated as $130. The difference between the carrying amount of the amounts due and the fair value of the warrants was recognized as a capital gain.

f.	On July 25, 2010, the Board of directors of the Company elected Mrs. Tsviya Trabelsi to serve as the Chairman of the Board of Directors. Mrs. Trabelsi is an officer at Sigma Wave Ltd., which is the controlling shareholder of the Company and the major holder of a principal amount of Convertible Bonds (see Note 12); and is also the wife of the Company’s former chief executive officer and the sister of one of the members of the Company’s board of directors. On May 12, 2011, the special general meeting approved the Service Agreement of the Company’s chairman of the board of directors whereby, her monthly fee will be calculated every month at 60% of the Company’s chief executive officer’s monthly cost (approximately $8). In addition to the above consideration, the Company shall bear all reasonable costs and expenses incurred by the chairman in connection with her services and provide her with an automobile. On December 12, 2011, Mrs. Tsviya Trabelsi resigned from the board effective immediately and the board of directors of the Company approved the appointment of Mr. Arie Trabelsi as its new Chairman, effective December 12, 2011. Mr. Trabelsi served as the chief executive officer of the Company until November 1, 2011, and has served as a member of the Company’s board since November 1, 2011. Mr. Arie Trabelsi is the sole director of Sigma Wave Ltd., which is the controlling shareholder of the Company and the major holder of a principal amount of Convertible Bonds (see Note 12); and is the brother of Mr. Eliyahu Trabelsi who holds the other principal amount of Convertible Bonds and is a shareholder of the Company. His management services fees are subjected to the approval of the next general meeting and are expected to be the same as those paid to Mrs. Tsviya Trabelsi, the former chairman.

g.	As of December 31, 2011, the Company accrued $279 as expenses arising from related parties providing consulting services.

h.	As of December 31, 2011, the Company accrued $135 as another liability arising from a short term loan that the Company received from its former Chairman of the Board of Directors. $90 of this loan was repaid by the Company during January, 2012.

i.	Regarding a convertible bond held by a controlling shareholder see Note 12 and Note 9.